Income taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes - Deferred tax assets
Deferred tax assets	$ 924,299	$ 97,211	$ 79,222
Deferred tax liabilities	0	(5,155)	(8,406)
Net deferred tax assets / (liabilities)	(924,299)	(92,056)	(70,817)
Innovation income deduction
Income taxes - Deferred tax assets
Deferred tax assets	122,306
Deferred tax liabilities	0
Net deferred tax assets / (liabilities)	(122,306)
Net operating loss carryforwards
Income taxes - Deferred tax assets
Deferred tax assets	177,599
Deferred tax liabilities	0
Net deferred tax assets / (liabilities)	(177,599)
Capitalized R&D expenses
Income taxes - Deferred tax assets
Deferred tax assets	312,420		11,316
Deferred tax liabilities	0
Net deferred tax assets / (liabilities)	(312,420)		(11,316)
Intangible assets
Income taxes - Deferred tax assets
Deferred tax assets	100,321		0
Deferred tax liabilities	0		(3,430)
Net deferred tax assets / (liabilities)	(100,321)		3,430
Accruals and allowances
Income taxes - Deferred tax assets
Deferred tax assets	25,037	13,189	8,884
Net deferred tax assets / (liabilities)	(25,037)	(13,189)	(8,884)
Share-based payments
Income taxes - Deferred tax assets
Deferred tax assets	71,481	23,310	26,887
Net deferred tax assets / (liabilities)	(71,481)	(23,310)	(26,887)
Profit in inventory
Income taxes - Deferred tax assets
Deferred tax assets	110,474	52,026	29,711
Net deferred tax assets / (liabilities)	(110,474)	(52,026)	(29,711)
Other tax carryforwards
Income taxes - Deferred tax assets
Deferred tax assets	8,874	6,339
Deferred tax liabilities		0
Net deferred tax assets / (liabilities)	(8,874)	(6,339)
Property, plant and equipment
Income taxes - Deferred tax assets
Deferred tax assets	3,392	2,136	856
Deferred tax liabilities	(3,012)	(1,550)	(549)
Net deferred tax assets / (liabilities)	(380)	(586)	(307)
Non-current fixed assets
Income taxes - Deferred tax assets
Deferred tax assets	0	0	0
Deferred tax liabilities	(6,289)	(5,155)	(4,975)
Net deferred tax assets / (liabilities)	6,289	5,155	4,975
Other
Income taxes - Deferred tax assets
Deferred tax assets	2,265	1,760	2,117
Deferred tax liabilities	(569)	0	0
Net deferred tax assets / (liabilities)	(1,696)	(1,760)	(2,117)
Netting by taxable entity
Income taxes - Deferred tax assets
Deferred tax assets	9,870	1,550	549
Deferred tax liabilities	(9,870)	(1,549)	(549)
Net deferred tax assets / (liabilities)	$ 0	$ 1	$ 0